UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2539

FBR Fund for Government Investors

(Exact name of registrant as specified in charter)

4922 Fairmont Avenue Bethesda, MD 20814

(Address of principal executive offices) (Zip code)

FBR Mutual Fund Services, 4922 Fairmont Avenue Bethesda, MD 20814

(Name and address of agent for service)

Registrant’s telephone number, including area code: (301) 657-1500

Date of fiscal year end: December 31, 2003

Date of reporting period: June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Report to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CRF 270.30e-1)

SEMIANNUAL REPORT, June 30, 2003

FBR FUND FOR GOVERNMENT INVESTORS

4922 Fairmont Avenue, Bethesda, Maryland 20814

888.888.0025

July 24, 2003

Dear Shareholder:

The economy is continuing to send mixed signals. The current Bush stimulus packages and Federal Reserve rate reduction may be having an early impact and driving some of these signals. The Administration’s tax cuts are just beginning to be realized by the consumer. The Federal Reserve’s (the “Fed”) 25 basis point cut sent overnight rates to the lowest we have seen in 45 years; therefore, allowing homeowners, borrowers and businesses access to more dollars. This is good news for the economy in that we are seeing consumer sentiment improving and along with that a continuation of consumer spending for homes and automobiles.

With not quite the enthusiasm as the consumer, business spending is beginning to stir, but rather slowly. Restrained by the fears of the consequences of war, consumer spending is not quite where it needs to be in order to see demand greater than current inventories will provide. With inventories at historically low levels, a rebound in confidence in the economic fundamentals of the economy will begin a recovery that should be sharp and sustainable.

Then there is the weak U.S. dollar. A weak dollar should bode well for the U.S. economy as it will render U.S. goods more affordable to foreign buyers and add growth to U.S. GDP as U.S. exports increase. Unfortunately, the demand for U.S. goods has not been as strong as anticipated and the U.S. trade gap continues to grow, placing further restraint on the overall economy.

June’s unemployment rate came in at a nine-year high of 6.4%. This cyclical downturn is normal, yet we may be surprised by what we see during the recovery. The efficiencies of processes and machines along with the transfer of some of these job functions to other countries where labor is less expensive will have a significant negative impact on the job market.

FBR Fund for Government Investors’ (“FGI”) performance has tightly tracked this economic activity. As the demand for bonds continued throughout the first half of the year and the Fed reduced the overnight federal funds rate, FGI has continued to see its yield lower, but right in step with short term bond rates. As to where the rates shall go, so shall FGI go!

FGI invests in short-term government securities and as such provides current income consistent with liquidity and preservation of capital. Thank you for investing in the FBR Fund for Government Investors.

Sincerely,

Betsy Piper/Bach

Chief Investment Officer

Money Management Advisers, Inc.

For more complete information about the Fund, including fees and expenses, call 888.888.0025 for a free prospectus. Investing in the Fund involves certain risks that are fully discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

FBR Fund for Government Investors

PORTFOLIO OF INVESTMENTS

June 30, 2003

(unaudited)

Payable at Maturity	Maturity Date	Rate		Value (Note 1)

United States Treasury Bills: 67.8%
$132,000,000	July 3, 2003	0.71%		$131,992,342	*
100,000,000	July 24, 2003	0.88		99,942,181	*

Total United States Treasury Bills (Amortized Cost $231,934,523)				231,934,523

Federal Home Loan Bank Discount Notes and Notes: 32.2%
20,000,000	July 25, 2003	0.93		19,987,333
40,000,000	May 14, 2004	1.28	^	40,000,000
50,000,000	June 4, 2004	1.20	^	50,000,000

Total Federal Home Loan Bank Discount Notes and Notes (Amortized Cost $109,987,333)				109,987,333

Total Investments: 100.0% (Amortized Cost $341,921,856†)				341,921,856

*	Security is out on loan.
^	Stepped coupon is a security with a predetermined schedule of interest or dividend rate changes.
†	Same cost is used for Federal income tax purposes.

Weighted Average Maturity of Portfolio:    14 Days

See Notes to Financial Statements.

FBR Fund for Government Investors

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003

(unaudited)

ASSETS
Securities at Amortized Cost	$341,921,856

Securities at Value (Note 1)	$341,921,856
Cash	26,388
Cash Collateral for Securities Loaned (Note 4)	236,640,000
Receivable for Securities Sold	108,280,173
Receivable for Shares Sold	3,465,592
Interest Receivable	181,263
Other Assets	37,997

Total Assets	690,553,269

LIABILITIES
Payable Upon Return of Securities Loaned (Note 4)	236,640,000
Investment Advisory Fee Payable (Note 2)	189,989
Administration Fee Payable (Note 2)	132,993
Distributions Payable	3,193
Payable for Shares Redeemed	2,199

Total Liabilities	236,968,374

NET ASSETS	$453,584,895

Shares Outstanding	453,584,895

Net Asset Value Per Share	$1.00

See Notes to Financial Statements.

FBR Fund for Government Investors

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003

(unaudited)

Net Increase in Net Assets Resulting from Operations:
Interest Income (Note 1)	$2,951,680

Expenses
Investment Advisory Fee (Note 2)	1,163,835
Administrative Fee (Note 2)	698,744

Total Expenses	1,862,579
Less Expense Reimbursed by Investment Adviser (Note 2)	(115,568)

Net Expenses	1,747,011

Net Investment Income	$1,204,669

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2003 (unaudited)	For the Year Ended December 31, 2002
Net Increase in Net Assets Resulting from Operations and Declared as Dividends to Shareholders (Note 1)	$1,204,669	$4,786,339

From Share Transactions: (at constant net asset value of $1)
Net Proceeds from Sales of Shares	$1,419,747,339	$2,381,256,464
Reinvestment of Distributions	1,178,130	4,702,074

Total	1,420,925,469	2,385,958,538
Cost of Shares Redeemed	(1,421,587,922)	(2,416,393,077)

Total Decrease in Net Assets	(662,453)	(30,434,539)
Net Assets—Beginning of Period	454,247,348	484,681,887

Net Assets—End of Period	$453,584,895	$454,247,348

See Notes to Financial Statements.

FBR Fund for Government Investors

FINANCIAL HIGHLIGHTS

	For the Six Months Ended June 30, 2003 (unaudited)	For the Years Ended December 31,
		2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value — Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	0.00 *	0.01	0.03	0.05	0.04	0.04
Distributions to Shareholders:
From Net Investment Income .	(0.00)*	(0.01)	(0.03)	(0.05)	(0.04)	(0.04)

Net Asset Value—End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return	0.52%^	1.03%	3.25%	5.27%	3.97%	4.34%
Ratios to Average Net Assets:
Expenses After Reimbursement	0.75%	0.75%	0.75%	0.75%	0.74%	0.74%
Expenses Before Reimbursement	0.80%	0.75%	0.75%	0.75%	0.75%	0.75%
Net Investment Income After Reimbursement	0.52%	1.03%	3.25%	5.17%	3.90%	4.26%
Net Investment Income Before Reimbursement	0.47%	1.03%	3.25%	5.17%	3.90%	4.26%
Supplementary Data:
Number of Shares Outstanding at End of Period with a Net Asset Value of $1 (in thousands)	453,585	454,247	484,682	555,711	492,627	571,742

^	Annualized

*	The per share data provided is less than $0.01.

See Notes to Financial Statements.

FBR Fund for Government Investors

NOTES TO FINANCIAL STATEMENTS

June 30, 2003

(unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

FBR Fund for Government Investors (the “Fund”), formerly Fund for Government Investors, is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and invests primarily in U.S. Government Securities. The Fund is authorized to issue an unlimited number of shares. When preparing the Fund’s financial statements, management makes estimates and assumptions to comply with accounting principles generally accepted in the United States of America. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. These estimates could be different from the actual results. The following is a summary of significant accounting policies, which the Fund consistently follows:

(a)	Investment transactions are recorded on the date the transactions are entered into (the trade date). Investments are valued at amortized cost, which approximates market value. Amortized cost is the purchase price of the security plus accumulated discount or minus amortized premium from the date of purchase.

(b)	Investment income is recorded as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

(c)	Net investment income is computed, and dividends are declared daily. Dividends are paid monthly and reinvested in additional shares unless shareholders request payment.

(d)	The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment advisory and management services are provided by Money Management Advisers, Inc. (the “Adviser”), a subsidiary of FBR National Bank & Trust (the “Administrator”), under an agreement whereby the Fund pays a fee at an annual rate based on the Fund’s net assets as follows: 0.50% of the first $500 million; 0.45% of the next $250 million; 0.40% of the next $250 million; and 0.35% of the net assets that exceed $1 billion. Effective April 1, 2003, the Adviser agreed to waive advisory expenses in the amount of 0.10% of the average daily net assets. The Fund will not pay the Adviser at a later time for any amounts it may waive nor will the Fund reimburse the Adviser for any amounts which it may assume. Certain Officers and Trustees of the Fund are affiliated with the Adviser. The Adviser and the Administrator are wholly-owned subsidiaries of Friedman, Billings, Ramsey Group, Inc.

The Administrator provides custodial services, transfer agency, dividend disbursing and other shareholder services to the Fund. Effective April 1, 2003, to cover the cost of the services, as well as other expenses of the Fund, except for interest, marketing, and extraordinary legal expenses, the Administrator receives an

FBR Fund for Government Investors

NOTES TO FINANCIAL STATEMENTS—(Continued)

annual fee based on the size of the Fund’s net assets as follows: $80,000 for net assets equal to or less than $20,000,000, 0.40% of net assets greater than $20,000,000 but less than or equal to $100,000,000 and 0.35% of net assets greater than $100,000,000. Prior April 1, 2003, the Administrator received an annual fee of 0.30% of the average daily net assets less than or equal to $100,000,000 and 0.25% for net assets greater than $100,000,000.

On July 26, 2001, the Fund’s Board of Trustees approved FBR Investment Services, Inc. (“FBRIS”) (4922 Fairmont Avenue, Bethesda, Maryland 20814) as Distributor for the Fund effective September 4, 2001. FBRIS is also a wholly owned subsidiary of Friedman, Billings, Ramsey Group, Inc.

3. BORROWING AGREEMENT

The Fund has entered into an agreement with Custodial Trust Company to receive short-term borrowings to cover share redemptions. Borrowings pursuant to the credit facility are subject to interest at the 30-day LIBOR (London Interbank Offered Rate, which is the rate of interest major international banks in London charge each other for borrowings) plus 100 basis points (100 basis points=1%). This credit facility may be drawn upon for temporary purposes and is subject to certain other customary restrictions. For each short-term borrowing the Fund pledges collateral. No borrowings were outstanding at June 30, 2003.

4. SECURITIES LENDING

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On June 30, 2003, the Fund loaned securities having a market value of $231,934,523 collateralized by cash in the amount of $236,640,000. The cash collateral was invested in a short-term instrument.

5. SUBSEQUENT EVENT

Effective September 8, 2003, Integrated Fund Services, Inc. (“Integrated”) will serve as sub-Transfer Agent and sub-Administrator to the Fund pursuant to an agreement between the Administrator and Integrated. Integrated is a Cincinnati-based mutual fund servicing company that has been in operation since 1983.

FBR MUTUAL FUNDS

4922 FAIRMONT AVENUE

BETHESDA, MARYLAND 20814

888.888.0025

www.fbr.com/funds/

Investment Adviser

MONEY MANAGEMENT ADVISERS, INC.

1001 NINETEENTH STREET NORTH

ARLINGTON, VIRGINIA 22209

Distributor

FBR INVESTMENT SERVICES, INC.

4922 FAIRMONT AVENUE

BETHESDA, MARYLAND 20814

Administrator, Custodian, and Transfer Agent

FBR NATIONAL BANK & TRUST

4922 FAIRMONT AVENUE

BETHESDA, MARYLAND 20814

Independent Public Accountants

DELOITTE & TOUCHE, LLP

100 SOUTH CHARLES STREET

BALTIMORE, MARYLAND 21201

This report is not authorized

for distribution to prospective

investors unless it is preceded or

accompanied by a current prospectus.

FRIEDMAN BILLINGS RAMSEY

FBR Fund for Government Investors

Semiannual Report

June 30, 2003

ITEM 2.  CODE OF ETHICS.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEMS 5-6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Registrant is an open-end management investment company.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant in this Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.
(b)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FBR Fund for Government Investors

By:	/s/ WEBB C. HAYES IV	8/29/03
	Webb C. Hayes IV	Date
Chairman, President, and Treasurer
FBR Fund for Government Investors
(Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ WEBB C. HAYES IV	8/29/03
	Webb C. Hayes IV	Date
Chairman, President, and Treasurer
FBR Fund for Government Investors
(Principal Executive Officer)

By:	/s/ SUSAN L. SILVA	8/29/03
	Susan L. Silva	Date
Vice President & Controller
FBR Fund for Government Investors
(Principal Financial Officer and Accounting Officer)